Description of Organization and Business Operations- Additional Information (Detail) - USD ($)		3 Months Ended		5 Months Ended	12 Months Ended
	Oct. 05, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from warrant issue				$ 10,500,000
Cash		$ 556,814
Payments towards restricted investments	$ 400,000,000			400,000,000
Term of restricted investments		185 days			185 days
Number of days prior to the business combination when the amount in the trust account is ascertained		2 days			2 days
Minimum net worth needed		$ 5,000,001			$ 5,000,001
Percentage of the public shares that can be transferred without any restriction		15.00%			15.00%
Percentage of public shares to be redeemed in case of non occurrence of business combination		100.00%			100.00%
Due date for the business combination to be consummated		Oct. 05, 2022			Oct. 05, 2022
Number of days after the cut off date for business combination within which public shares shall be redeemed		10 days			10 days
Estimated expenses payable on liquidation		$ 100,000			$ 100,000
Securities held in the trust account		400,313,600		400,085,104	400,249,491
Working capital deficit		7,163,059
Interest Income On Marketable Securiteis Held In Trust Account		$ 64,109	$ 89,062	85,104	$ 164,387
Maximum [Member]
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of the fair value of assets in trust account of the acquire excluding taxes and deferred underwriting commission	80.00%
Per share amount to be maintained in the trust account		$ 10.00			$ 10.00
Minimum [Member]
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment percentage	50.00%
Redemption price per share of public shares		10.00			10.00
Per share amount to be maintained in the trust account		$ 10.00			$ 10.00
Common Class A [Member]
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from initial public offer gross		$ 400,000,000		400,000,000	$ 400,000,000
Proceeds from warrant issue		18,400,000		18,400,000	18,400,000
Adjustment to additional paid in capital stock issuance costs		20,292,642		$ 20,292,642	20,292,642
Common Class A [Member] | IPO [Member]
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period shares new issues	40,000,000
Proceeds from initial public offer gross	$ 400,000,000
Adjustment to additional paid in capital stock issuance costs	21,292,016	20,292,642			21,292,016
Underwriting fees net	7,275,000
Underwriter fees reimbursed	225,000
Deferred underwriting fees non current	13,125,000	$ 13,125,000			$ 13,125,000
Other offering costs	$ 892,016
Sale of stock issue price per share	$ 10.00
Private Placement Warrants [Member] | Private Placement [Member] | AEA Bridges Impact Sposor LLC [Member]
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights number of warrants issued during the period	10,500,000
Class of warrants or rights issue price	$ 1.00
Proceeds from warrant issue	$ 10,500,000